Cover	Aug. 16, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 16, 2022
Entity File Number	001-38630
Entity Registrant Name	Aridis Pharmaceuticals, Inc.
Entity Central Index Key	0001614067
Entity Tax Identification Number	47-2641188
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	983 University Avenue
Entity Address, Address Line Two	Bldg. B
Entity Address, City or Town	Los Gatos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95032
City Area Code	(408)
Local Phone Number	385-1742
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ARDS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false